Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Redeemable Convertible Preferred Shares
NOTE 9 - REDEEMABLE CONVERTIBLE PREFERRED SHARES:
Rights of redeemable convertible preferred shares:

	Aggregate Liquidation Preference
	2021	2020

	U.S. dollars in thousands
Series A	—	34,609
Series B-1	—	7,613
Series B-2	—	19,029
Series C	—	27,586
Series D	—	77,806
Series E	—	52,394

Total convertible preferred shares	—	219,037

With respect to the conversion of redeemable convertible preferred shares, please refer to note 1(d) – Recapitalization.
As of the December 31, 2020 the Company had issued Ordinary Shares and six classes of Preferred Shares. The rights, preferences and privileges with respect to the Preferred Shares are stipulated in the Company’s Articles of Association (“AoA”) and a summary of significant provisions are as follows:

a.
Conversion and conversion price adjustment
: Each holder of Preferred Shares has the right to convert any or all of its Preferred Shares into Ordinary Shares at any time, at the Conversion Price (as defined below) applicable to such Preferred Shares at the time of conversion, without the payment of additional consideration by such holder. The Conversion Price of a Preferred Share is the Original Issue Price thereof, and thereafter the respective conversion price and consequent conversion rate of any Preferred Share are subject to adjustment from time to time. As of December 31, 2020, and 2019 the conversion rate of all the preferred shares into Ordinary Shares was 1.

“Conversion Price” as of the time of creation of any series or class of Preferred Shares, the conversion price per share for each share of such series of Preferred Share shall initially be the Original Issue Price thereof (subject to customary adjustments).

b.
Mandatory Conversion
:
The Preferred Shares shall automatically be converted into Ordinary Shares, at the then applicable Conversion Price with respect to each series of Preferred Shares upon the earlier of: i) immediately prior to the consummation of a Qualified IPO (as defined below) , (ii) the date specified by vote or written consent of the holders of at least sixty five percent (65%) of the voting power underlying the then outstanding Preferred Shares on an
As-Converted
Basis (voting together as a single class

or by consent of such required majority), including the Series D Consent and the Series E Consent, and (iii) immediately prior to the consummation of an IPO (as defined below) (that does not constitute a Qualified IPO) on the New York Stock Exchange, NASDAQ, London Stock Exchange or the main list in the Hong Kong Stock Exchange, effected with the consent (by vote or written consent) of the holders of at least seventy percent (70%) of the voting power underlying the then outstanding Series D Preferred Shares on an
As-Converted
Basis (voting together as a single class or by consent of such required majority) and the holders of at least fifty percent (50%) of the voting power underlying the then outstanding Series D Preferred Shares and Series E Preferred Shares on an
As-Converted
Basis (voting together as a single class or by consent of such required majority).
“Qualified IPO” means the closing of the sale of Ordinary Shares in an initial firm-commitment underwritten public offering with net proceeds to the Company of at least $100 Million.
“IPO” means the closing of the sale of Ordinary Shares in an initial firm-commitment underwritten public offering, pursuant to applicable securities law(s) and regulations, covering the offer and sale of Ordinary Shares to the public.

c.
Anti-Dilution Protection
:
in each case of a Dilutive Issuance, the Conversion Price then in effect for the Preferred Shares shall be reduced, concurrently with such issue or sale, for no additional consideration, to a price determined by multiplying such Conversion Price by a fraction (i) the numerator of which shall be the number of Ordinary Shares outstanding immediately prior to such Dilutive Issuance, plus the number of Ordinary Shares which the aggregate consideration received by the Company for the total number of Additional Shares so issued would purchase at such Conversion Price in effect immediately prior to such Dilutive Issuance, and (ii) the denominator of which shall be the number of Ordinary Shares outstanding immediately prior to such Dilutive Issuance, plus the number of Additional Shares so issued.

“Additional Shares” means all Equity Securities issued by the Company following its Series E Preferred financing round (excluding customary exclusions).
“Equity Securities” means any Ordinary Shares, Preferred Shares, any securities evidencing an ownership interest in the Company, or any securities (including, inter alia, options, warrants, convertible securities, convertible debentures, bonds or capital notes) convertible, exchangeable or exercisable into any of the aforesaid securities, any agreement, undertaking, instrument or certificates conferring a right to acquire any Ordinary Shares, Preferred Shares or any other securities of the Company.

d.	Special Adjustment for Conversion Price upon an Initial Public Offering:

1)
If the IPO closing price, is less than 1.2 times the then applicable Conversion Price of the Preferred C Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Preferred C Shares into Ordinary Shares) the then applicable Conversion Price of the Preferred C Shares shall be automatically reduced so as to be equal to the IPO Closing Price divided by 1.2.

2)
If the IPO closing price, is less than 1.2 times the then applicable Conversion Price of the Series D Preferred Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Series D Preferred Shares into Ordinary Shares) the then applicable Conversion Price of the Series D Preferred Shares shall be automatically reduced so as to be equal to the IPO closing price divided by 1.2.

3)
If the IPO closing price, is less than 1.5 times the then applicable Conversion Price of the Series E Preferred Shares, then, immediately prior to closing of such initial public offering (and, for the avoidance of doubt, prior to the conversion of the Series E Preferred Shares into Ordinary Shares) the then applicable Conversion Price of the Series E Preferred Shares shall be automatically reduced so as to be equal to the IPO closing price divided by 1.5.

e.	Dividend Preference:
Upon declaration of dividend by the Company’s Board of directors, the holders of the Preferred Shares shall be entitled to cumulative dividends as of their applicable issuance at an annual rate of 7% of the applicable Original Issue Price (compounded annually) since the issuance of each series Preferred Shares, prior to and in preference to the holders of the Ordinary Shares and any preceding Series of Preferred Shares, see also note f below. To date, no dividends have been declared.
Cumulative dividends in arrears as of December 31, 2020, for all the preferred shares are, $64,578 thousand.

f.
Liquidation Preference
:
in any Liquidation Event (as defined below) the Distributable Assets shall be distributed to the Redeemable convertible preferred shares according to their preference, in each case, minus the sum of the aggregate amount of all Distributable Assets (e.g. dividends) previously paid in respect of any such Series of Preferred Shares.

After payment has been made to the holders of the Series E Preferred Shares, Series D Preferred Shares, the Preferred C Shares, Preferred B Shares and Series A Preferred Shares of the full Preferential Amount, the holders of Preferred Shares and Ordinary Shares shall be entitled to receive any remaining Distributable Assets, if any, on a pro rata basis based upon the number of Ordinary Shares and Ordinary Shares into which such Preferred Shares could be converted into at the time of distribution until with respect to holders of the Preferred Shares, such holders have received an aggregate of three (3) times the applicable Original Issue Price of the Preferred Shares held thereby (including any paid Preferential Amounts); Thereafter, any remaining Distributable Assets shall be distributed to the holders of Ordinary Shares, pro rata based on the number of Ordinary Shares held by each.
”Liquidation Event” means (i) any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary; (ii) any Acquisition or (iii) Asset Transfer. For the purposes of this note, “Acquisition” shall mean (A) any consolidation, merger or reorganization of the Company with or into any other corporation or other entity or person, or any other corporate reorganization, in which the shareholders of the Company immediately prior to such consolidation, merger or reorganization, own less than 50% of the voting power of the surviving entity (or in the event stock or ownership interests of an affiliated entity are issued in such transaction, less than 50% of the voting power of such affiliated entity) immediately after such consolidation, merger or reorganization; or (B) any transaction or series of related transactions to which the Company is a party in which in excess of 50% of the Company’s outstanding voting power is transferred (e.g. by way of the sale of all or substantially all of the Company’s share capital); and “Asset Transfer” means the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, by the Company or any subsidiary of the Company of all or substantially all the assets of the Company and its subsidiaries taken as a whole, or the sale or disposition (whether by merger or otherwise) of one or more subsidiaries of the Company if substantially all of the assets of the Company and its subsidiaries taken as a whole are held by such subsidiary or subsidiaries, except where such sale, lease, transfer, exclusive license or other disposition is to a wholly owned subsidiary of the Company.
With respect to the conversion of redeemable convertible preferred shares, please refer to note 1(d) – Recapitalization.